SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 285,947,000	$ 293,247,000	$ 300,945,000
Interest expenses capitalized	21,067,000	37,483,000	29,033,000
Impairment loss recognized on goodwill and intangible assets	0	0	0
Impairment losses recognized on property and equipment	0	23,197,000	3,245,000
Gaming taxes and license fees	2,364,142,000	2,222,498,000	1,826,061,000
Advertising and promotional expenses	$ 110,905,000	87,773,000	83,068,000
Percentage of tax benefit greater than likelihood	50.00%
Cumulative-effect adjustment upon adoption of New Revenue Standard	$ (12,970,000)
Increase to accumulated losses upon adoption of new standard on equity investments	$ 0			$ 1,150,000
Internal-use Software [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life of software	15 years
Adjustments for New Accounting Pronouncement [Member]
Schedule Of Significant Accounting Policies [Line Items]
Changes in restricted cash		$ 6,260,000	$ 277,836,000
Retained Earnings (Accumulated losses) [Member]
Schedule Of Significant Accounting Policies [Line Items]
Cumulative-effect adjustment upon adoption of New Revenue Standard	$ (11,286,000)
Increase to accumulated losses upon adoption of new standard on equity investments	(1,150,000)
Noncontrolling Interests [Member]
Schedule Of Significant Accounting Policies [Line Items]
Cumulative-effect adjustment upon adoption of New Revenue Standard	(1,684,000)
Increase to accumulated losses upon adoption of new standard on equity investments	$ 0